UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
REVENUES:
Vessel revenues (net of commissions to charterers of $282,059 and $1,001,426, respectively)	$ 28,762,636	$ 5,310,936
Total revenues	28,762,636	5,310,936
EXPENSES:
Voyage expenses (including $0 and $364,540 to related parties for the six months ended June 30, 2020 and 2021, respectively)	(941,593)	(259,600)
Vessel operating expenses	(11,266,895)	(2,604,336)
Management fees to related parties	(2,524,500)	(273,000)
Depreciation and amortization	(4,040,601)	(694,372)
General and administrative expenses (including $600,000 to related party for the six months ended June 30, 2021)	(1,459,355)	(237,636)
Total expenses	(20,232,944)	(4,068,944)
Operating income	8,529,692	1,241,992
OTHER INCOME/(EXPENSES):
Interest and finance costs (including $151,667 and $150,833 to related party for six months ended June 30, 2020 and 2021, respectively)	(899,003)	(1,665,828)
Interest income	58,241	32,092
Foreign exchange losses	(12,239)	(12,724)
Total other expenses, net	(853,001)	(1,646,460)
Net (loss)/income, before taxes	7,676,691	(404,468)
US Source Income Taxes	(74,123)	0
Net (loss)/ income	7,602,568	(404,468)
Comprehensive (loss)/income	$ 7,602,568	$ (404,468)
(Loss)/ Earnings per common share, basic (in dollars per share)	$ 0.10	$ (0.50)
(Loss)/ Earnings per common share, diluted (in dollars per share)	$ 0.10	$ (0.50)
Weighted average number of common shares, basic (in shares)	73,384,422	802,765
Weighted average number of common shares, diluted (in shares)	76,203,009	802,765